RESEARCH AND DEVELOPMENT EXPENSES (Tables)	12 Months Ended
Dec. 31, 2019
Research And Development Expenses Tables Abstract
Research and development expenses

In Thousands of US Dollars
	For the Year Ended December 31,
Research and Development Program	2019	2018	2017
Research and Development Program	$4	$2	$1
Alzheimer’s Disease: Therapeutics	4	-	2
Anti-Infectives	4	4	4
BPH (Enlarged Prostate) and Prostate Cancer Therapeutics	5,932	4,917	5,268
Tobacco Exposure Tests: NicAlert™ and TobacAlert™	18	2	9
Total	$5,962	$4,925	$5,284